CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 23,231	¥ 166,203	¥ 214,456	¥ 243,305
Other comprehensive income:
Unrealized gain/(loss) on available-for-sale investments, net of tax	(4,915)	(35,161)	23,319	13,295
Foreign currency translation adjustment	(921)	(6,591)	86,458
Comprehensive income	17,395	124,451	324,233	256,600
Add: Comprehensive loss attributable to non-controlling interests	11,065	79,165	31,480	15,522
Comprehensive income attributable to OneSmart International Education Group Limited's shareholders	$ 28,460	¥ 203,616	¥ 355,713	¥ 272,122